Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Variable Series Trust II
Entity Central Index Key	0001413032
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Columbia Variable Portfolio – Income Opportunities Fund - Class 1
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Income Opportunities Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Income Opportunities Fund (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$ 33	0.64% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%	[1]
Net Assets	$ 518,268,655
Holdings Count | Holding	469
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 518,268,655
Total number of portfolio holdings	469
Portfolio turnover for the reporting period	22%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s Ratings, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two ratings is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Columbia Short Duration High Yield ETF	1.1%
CCO Holdings LLC/Capital Corp. 03/01/2030 4.750%	0.8%
Picard Midco, Inc. 03/31/2029 6.500%	0.8%
TransDigm, Inc. 03/01/2032 6.625%	0.7%
Aretec Escrow Issuer 2, Inc. 08/15/2030 10.000%	0.6%
CCO Holdings LLC/Capital Corp. 08/15/2030 4.500%	0.6%
Hudbay Minerals, Inc. 04/01/2029 6.125%	0.6%
NuStar Logistics LP 04/28/2027 5.625%	0.6%
HUB International, Ltd. 06/15/2030 7.250%	0.6%
Delek Logistics Partners LP/Finance Corp. 03/15/2029 8.625%	0.6%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s Ratings, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two ratings is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]
Top Holdings
Columbia Short Duration High Yield ETF	1.1%
CCO Holdings LLC/Capital Corp. 03/01/2030 4.750%	0.8%
Picard Midco, Inc. 03/31/2029 6.500%	0.8%
TransDigm, Inc. 03/01/2032 6.625%	0.7%
Aretec Escrow Issuer 2, Inc. 08/15/2030 10.000%	0.6%
CCO Holdings LLC/Capital Corp. 08/15/2030 4.500%	0.6%
Hudbay Minerals, Inc. 04/01/2029 6.125%	0.6%
NuStar Logistics LP 04/28/2027 5.625%	0.6%
HUB International, Ltd. 06/15/2030 7.250%	0.6%
Delek Logistics Partners LP/Finance Corp. 03/15/2029 8.625%	0.6%

Columbia Variable Portfolio – Income Opportunities Fund - Class 2
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Income Opportunities Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Var ia ble Portfolio – Income Opportunities Fund (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$ 45	0.89% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%	[1]
Net Assets	$ 518,268,655
Holdings Count | Holding	469
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 518,268,655
Total number of portfolio holdings	469
Portfolio turnover for the reporting period	22%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s Ratings, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two ratings is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Columbia Short Duration High Yield ETF	1.1%
CCO Holdings LLC/Capital Corp. 03/01/2030 4.750%	0.8%
Picard Midco, Inc. 03/31/2029 6.500%	0.8%
TransDigm, Inc. 03/01/2032 6.625%	0.7%
Aretec Escrow Issuer 2, Inc. 08/15/2030 10.000%	0.6%
CCO Holdings LLC/Capital Corp. 08/15/2030 4.500%	0.6%
Hudbay Minerals, Inc. 04/01/2029 6.125%	0.6%
NuStar Logistics LP 04/28/2027 5.625%	0.6%
HUB International, Ltd. 06/15/2030 7.250%	0.6%
Delek Logistics Partners LP/Finance Corp. 03/15/2029 8.625%	0.6%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s Ratings, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two ratings is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]
Top Holdings
Columbia Short Duration High Yield ETF	1.1%
CCO Holdings LLC/Capital Corp. 03/01/2030 4.750%	0.8%
Picard Midco, Inc. 03/31/2029 6.500%	0.8%
TransDigm, Inc. 03/01/2032 6.625%	0.7%
Aretec Escrow Issuer 2, Inc. 08/15/2030 10.000%	0.6%
CCO Holdings LLC/Capital Corp. 08/15/2030 4.500%	0.6%
Hudbay Minerals, Inc. 04/01/2029 6.125%	0.6%
NuStar Logistics LP 04/28/2027 5.625%	0.6%
HUB International, Ltd. 06/15/2030 7.250%	0.6%
Delek Logistics Partners LP/Finance Corp. 03/15/2029 8.625%	0.6%

Columbia Variable Portfolio – Income Opportunities Fund - Class 3
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Income Opportunities Fund
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Income Opportunities Fund (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 3	$ 39	0.76% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.76%	[1]
Net Assets	$ 518,268,655
Holdings Count | Holding	469
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 518,268,655
Total number of portfolio holdings	469
Portfolio turnover for the reporting period	22%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s Ratings, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two ratings is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Columbia Short Duration High Yield ETF	1.1%
CCO Holdings LLC/Capital Corp. 03/01/2030 4.750%	0.8%
Picard Midco, Inc. 03/31/2029 6.500%	0.8%
TransDigm, Inc. 03/01/2032 6.625%	0.7%
Aretec Escrow Issuer 2, Inc. 08/15/2030 10.000%	0.6%
CCO Holdings LLC/Capital Corp. 08/15/2030 4.500%	0.6%
Hudbay Minerals, Inc. 04/01/2029 6.125%	0.6%
NuStar Logistics LP 04/28/2027 5.625%	0.6%
HUB International, Ltd. 06/15/2030 7.250%	0.6%
Delek Logistics Partners LP/Finance Corp. 03/15/2029 8.625%	0.6%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s Ratings, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two ratings is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]
Top Holdings
Columbia Short Duration High Yield ETF	1.1%
CCO Holdings LLC/Capital Corp. 03/01/2030 4.750%	0.8%
Picard Midco, Inc. 03/31/2029 6.500%	0.8%
TransDigm, Inc. 03/01/2032 6.625%	0.7%
Aretec Escrow Issuer 2, Inc. 08/15/2030 10.000%	0.6%
CCO Holdings LLC/Capital Corp. 08/15/2030 4.500%	0.6%
Hudbay Minerals, Inc. 04/01/2029 6.125%	0.6%
NuStar Logistics LP 04/28/2027 5.625%	0.6%
HUB International, Ltd. 06/15/2030 7.250%	0.6%
Delek Logistics Partners LP/Finance Corp. 03/15/2029 8.625%	0.6%

[1]	Annualized.